Income Tax Benefit/(Expense) - Summary of Reconciliation of Income Tax to Prima Facie Tax Payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure Of Reconciliation Of Effective Income Tax Expense [Line Items]
Loss from continuing operations before income tax	$ (65,977)	$ (90,215)	$ (90,821)
Share-based payments expense	1,544	1,488	884
Research and development tax concessions	537	2,442	699
Foreign exchange translation gains/(losses)	(242)
Contingent consideration	(3,162)	39	(11,221)
Other sundry items	1,011	497	(1,873)
Current year tax expense/(benefit)	(20,105)	(22,599)	(38,757)
Adjustments for current tax of prior periods	(3,616)	(5,870)	(2,224)
Differences in overseas tax rates	5,259	7,797	9,192
Tax benefit not recognized	11,065	7,272	5,851
Change in tax rate on Deferred tax assets	27,471
Change in tax rate on Deferred tax liability	(50,761)
Previously unrecognized tax losses now recouped to reduce deferred tax expense/(benefit)			(60,756)
Income tax expense/(benefit) attributable to loss before income tax	(30,687)	(13,400)	(86,694)
Australian Government
Disclosure Of Reconciliation Of Effective Income Tax Expense [Line Items]
Tax benefit at the Australian tax rate of 30% (2017: 30%)	$ (19,793)	$ (27,065)	$ (27,246)